Schedule II - Valuation and Qualifying Accounts (Detail) - Allowance for Doubtful Accounts [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowance, Balance at Beginning of Period	$ 54,744	$ 37,178	$ 35,174
Valuation allowance, Charged to Costs and Expenses	(4,094)	24,591	7,432
Valuation allowance, Deductions	(20,981)	(7,025)	(5,428)
Valuation allowance, Balance at End of Period	$ 29,669	$ 54,744	$ 37,178